BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of customer accounts and (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 122,809	₽ 100,209
Legal entities - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	10,005	19,408
Legal entities - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	12,092	8,188
Individuals - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	14,915	13,364
Individuals - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 85,797	₽ 59,249